Segment reporting - Depreciation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 3,511,825	¥ 4,220,521	¥ 3,275,144
China Mobility
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	360,612	306,382	260,179
International
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	92,903	124,633	63,025
Other Initiatives
Total depreciation expenses of property and equipment by segment
Total depreciation of property and equipment	¥ 3,058,310	¥ 3,789,506	¥ 2,951,940